Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses [Abstract]
Schedule of prepaid expenses
	2022		2021	2020
Premiums paid in advance for insurance	Ps.	16,238	16,961	10,061
Advances to suppliers		12,891	1,320	2,689
Other		23,433	17,315	39,831
	Ps.	52,562	35,596	52,581